SCHEDULE OF INFORMATION ABOUT CLASSES OF SHARE CAPITAL (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Feb. 21, 2023
IfrsStatementLineItems [Line Items]
Preferred shares authorized capital	50,000,000	50,000,000
Ordinary shares			977,755
Number of shares issued	7,136,044	3,200,728
Number of shares outstanding beginning	3,200,728	282,447
Issuance of new shares for equity financing	433,965	526,090
Rounding resulting from reverse split	6
Warrants exercised and buy-back		36,402
Note conversion into shares	2,630,564	178,104
Number of shares outstanding ending	7,136,044	3,200,728
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares	200,000,000	200,000,000	200,000,000
Number of shares issued			200,000,000
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares	50,000,000	50,000,000	50,000,000
Number of shares issued			50,000,000
Ordinary Shares Class A [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	4,580,547	895,231
Number of shares outstanding beginning	895,231	76,950
Number of shares outstanding ending		895,231
Ordinary Shares Class B [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	2,555,497	2,305,497
Number of shares outstanding beginning	2,305,497	205,497
Number of shares outstanding ending		2,305,497
Equity Compensation Class A [Member]
IfrsStatementLineItems [Line Items]
Equity compensation	620,781	77,685
Equity Compensation Class B [Member]
IfrsStatementLineItems [Line Items]
Equity compensation	250,000	2,100,000